Unaudited Interim Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Income	6 Months Ended
	Jun. 30, 2025 MYR (RM) RM / shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 MYR (RM) RM / shares
Total revenue	RM 28,632,549	$ 6,538,007	RM 6,813,559
Cost of revenue	(21,898,821)	(5,000,416)	(5,398,795)
Gross profit	6,733,728	1,537,591	1,414,764
Selling and promotion expenses	(20,271)	(4,629)	(95,265)
General and administrative expenses	(3,543,387)	(809,103)	(2,901,428)
Other income	1,102,754	251,805	1,093
(Provision)/reversal of credit loss on trade receivables	342,284	78,158	(4,085)
Operating (loss)/profit	4,615,108	1,053,822	(1,584,921)
Finance costs	(792,213)	(180,895)	(764,254)
Profit before taxation	3,822,895	872,927	(2,349,175)
Income tax expenses	(1,578,290)	(360,390)	(225,946)
(Loss)/profit for the period	2,244,605	512,537	(2,575,121)
Other comprehensive income:
Exchange differences on translation of financial statements of foreign operations	496,742	113,427	39,081
Other comprehensive income for the period	496,742	113,427	39,081
Total comprehensive (loss)/income for the period	RM 2,741,347	$ 625,964	RM (2,536,040)
Earnings per share
- Basic (in Dollars per share and Ringgits per share) | (per share)	RM 0.14	$ 0.03	RM 0.13
- Diluted (in Dollars per share and Ringgits per share) | (per share)	RM 0.14	$ 0.03	RM 0.13
Third Parties
Total revenue	RM 28,632,549	$ 6,538,007	RM 5,730,636
Related Parties
Total revenue			RM 1,082,923